Related Party (Details) - Schedule of Transaction with Directors - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transaction with Directors [Abstract]
Loan from Vestco, a related party to Board member and CEO Vincent Browne	$ 210
Final payment made to Vestco on November 16, 2023	(210)
Total